Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities	12 Months Ended
Dec. 31, 2025
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities
3.	Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities

The Company completed acquisitions, investments (including debt securities), and the purchase of intangible assets in the amount of €109,785, €104,621, and €137,626 in 2025, 2024, and 2023, respectively. In 2025, €109,493 was paid in cash and €292 were assumed obligations and non-cash consideration. In 2024, €104,567 was paid in cash and €54 were assumed obligations and non-cash consideration. In 2023, €137,565 was paid in cash and €61 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €15,594, €231, and €3,203 in 2025, 2024, and 2023, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2025, €15,302 was paid in cash and €292 were assumed obligations and non-cash consideration. In 2024, €177 was paid in cash and €54 were assumed obligations and non–cash consideration. In 2023, €3,142 was paid in cash and €61 were assumed obligations or non-cash consideration.

In 2025, the Company’s acquisition spending was driven by the purchase of dialysis clinics. In 2024, the Company’s acquisition spending was driven by the purchase of certain assets from a medical technology business. In 2023, the Company’s acquisition spending was driven primarily by the purchase of dialysis clinics and other healthcare service facilities in the normal course of its operations.

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The measurement period adjustments from the previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2025.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €14,302 and €231 at December 31, 2025 and 2024, respectively.

The purchase price allocations for all collectively and individually non-material acquisitions for 2025 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant, and equipment, intangible assets, accounts receivable, and other liabilities. In 2025, based on preliminary purchase price allocations, the Company recorded €14,302 of goodwill, which represents the share of both controlling and noncontrolling interests. Goodwill is mainly attributable to anticipated synergies and future cash flows expected to be generated for these acquisitions.

Business combinations during 2025 increased the Company’s net income attributable to shareholders of FME AG (Net Income) by €1,370, excluding the costs of the acquisitions, and revenue increased by €6,475. Total assets increased €23,055 mainly due to business combinations.

Investments (including debt securities) and purchases of intangible assets

Investments (including debt securities) and purchases of intangible assets were €94,191, €104,390, and €134,423 in 2025, 2024, and 2023, respectively. These amounts were primarily driven by investments in debt securities in 2025, 2024, and 2023. Of these amounts, €94,191, €104,390, and €134,423 were paid in cash in 2025, 2024, and 2023, respectively.

Divestitures and sale of debt securities and equity investments

Proceeds from divestitures, net of cash disposed, and sale of debt securities were €301,610, €910,911, and €326,696 in 2025, 2024, and 2023, respectively. For 2025, 2024, and 2023, these amounts are mainly related to the divestments as part of our review of our business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in our core business that are expected to have higher profitable growth (Legacy Portfolio Optimization) and also include divestments of debt securities and equity investments. In 2025, €285,637 was received in cash and €15,973 were non–cash components. In 2024, €704,883 was received in cash and €206,028 were non-cash components. In 2023, €261,796 was received in cash and €64,900 were non-cash components.

As a result of the loss of control relating to divestitures, the Company divested current assets of €138,892, €746,181, and €119,709 (including cash of €5,025, €13,622, and €33,151), non-current assets of €46,755, €326,525 and €402,702, current liabilities of €35,605, €352,869 and €53,015, and non-current liabilities of €30,021, €213,743, and €26,491 in 2025, 2024, and 2023, respectively.